Supplement dated January 4, 2021
to the Thrivent Series Fund, Inc. Prospectus, Summary Prospectuses, and Statement of Additional Information, each dated April 30, 2020, for the following Portfolios:
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Mid Cap Growth Portfolio
Effective January 1, 2021, Siddharth Sinha, CFA was named as a portfolio manager of Thrivent Mid Cap Growth Portfolio. David J. Lettenberger, CFA remains a portfolio manager for the Portfolio. Mr. Sinha has been a portfolio manager at Thrivent Financial since August 2015, when he joined the firm.
Thrivent Partner Emerging Markets Equity Portfolio
Effective December 31, 2020, Mark Gordon-James no longer serves as a portfolio manager of Thrivent Partner Emerging Markets Equity Portfolio. All references to Mr. Gordon-James are hereby deleted from the Prospectus, Summary Prospectus and Statement of Additional Information for the Portfolio.
Please include this Supplement with your Prospectus, Summary Prospectus, or Statement of Additional Information.
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